iShares®

iShares Trust

Supplement dated September 29, 2008

to the Prospectus dated December 1, 2007

for the iShares FTSE/Xinhua China 25 Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective June 23, 2008, the third paragraph under the heading “Investment Adviser” on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and the iShares FTSE China (HK Listed) Index Fund (which is offered in a separate prospectus) as follows: 0.74% per annum of the aggregate net assets less than or equal to $6.0 billion, plus 0.67% per annum of the aggregate net assets between $6.0 billion and $12.0 billion, plus 0.60% per annum of the aggregate net assets in excess of $12.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-025-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated September 29, 2008

to the Prospectus dated December 1, 2007

for the iShares MSCI EAFE Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective August 1, 2008, the following text shall be added on page 9 after the second paragraph of the “Investment Adviser” section of the Prospectus:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI ACWI Index Fund and iShares MSCI ACWI ex US Index Fund, each of which are offered in separate prospectuses) as follows: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.

Also, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-102-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplements dated September 29, 2008

to the Prospectus dated March 26, 2008 and

Statement of Additional Information (“SAI”) dated April 1, 2008 for the iShares MSCI ACWI Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following information replaces the third paragraph under the heading “Investment Adviser” beginning on page 6 of the Prospectus:

Prior to August 1, 2008, for its investment advisory services to the Fund, BGFA was paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.35%. Effective August 1, 2008, for its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI ACWI ex US Index Fund and iShares MSCI EAFE Index Fund, each of which are offered in separate prospectuses) as follows: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.

In addition, the following information supplements the information found under the heading “Investment Adviser” beginning on page 24 of the SAI:

Effective August 1, 2008, for its investment advisory services to the Fund and certain other iShares funds (iShares MSCI ACWI ex US Index Fund and iShares MSCI EAFE Index Fund, which are offered in separate SAIs), BGFA is paid a management fee based on the Fund’s allocable portion of: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.

Also, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-126-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplements dated September 29, 2008

to the Prospectus dated March 26, 2008

and Statement of Additional Information (“SAI”) dated April 1, 2008 for the iShares MSCI ACWI ex US Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following information replaces the third paragraph under the heading “Investment Adviser” beginning on page 6 of the Prospectus:

Prior to August 1, 2008, for its investment advisory services to the Fund, BGFA was paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.35%. Effective August 1, 2008, for its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI ACWI Index Fund and iShares MSCI EAFE Index Fund, each of which are offered in separate prospectuses) as follows: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.

In addition, the following information supplements the information found under the heading “Investment Adviser” beginning on page 23 of the SAI:

Effective August 1, 2008, for its investment advisory services to the Fund and certain other iShares funds (iShares MSCI ACWI Index Fund and iShares MSCI EAFE Index Fund, which are offered in separate SAIs), BGFA is paid a management fee based on the Fund’s allocable portion of: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.

Also, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-127-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE